Assets by contractual maturity	12 Months Ended
Dec. 31, 2021
Assets by contractual maturity [abstract]
Assets by contractual maturity
41

Assets by contractual maturity
Amounts presented in these tables by contractual maturity are the amounts as presented in the statement of financial position and are discounted cash flows. Reference is made to ‘Risk Management – Funding and liquidity
risk’.
Assets by contractual maturity
2021 Less than 1 month

1
1-3 months 3-12 months 1-5 years Over 5 years Maturity not applicable Total
Cash and balances with central banks 106,520 106,520
Loans and advances to banks 15,163 2,204 3,921 1,937 367 23,592
Financial assets at fair value through profit or loss
–

Trading assets
21,055 3,859 8,735 7,922 9,810 51,381
–

Non-trading derivatives
240 171 217 421 488 1,536
–

Mandatorily at fair value through profit or loss
20,462 12,063 7,487 1,741 770 161 42,684
–

Designated as at fair value through profit or loss
96 120 520 2,510 3,109 6,355
Financial assets at fair value through other comprehensive income
–

Equity securities
2,457 2,457
–

Debt securities
593 518 1,926 11,182 13,121 27,340
–

Loans and advances
14 11 173 214 427 838
Securities at amortised cost 1,108 1,217 4,509 24,413 17,072 48,319
Loans and advances to customers 52,269 26,414 53,616 185,836 306,988 625,122
Other assets
2
3,827 362 1,524 1,185 1,482 4,725 13,106
Total assets 221,346 46,940 82,627 237,360 353,634 7,343 949,250
2020
Cash and balances with central banks 111,087 111,087
Loans and advances to banks 15,786 2,796 3,419 3,093 270 25,364
Financial assets at fair value through profit or loss
–

Trading assets
12,100 6,567 9,206 10,206 13,277 51,356
–

Non-trading derivatives
495 446 644 1,252 746 3,583
–

Mandatorily at fair value through profit or loss
26,854 11,376 3,472 1,153 1,222 228 44,305
–

Designated as at fair value through profit or loss
248 26 631 657 2,564 4,126
Financial assets at fair value through other comprehensive income
–

Equity securities
1,862 1,862
–

Debt securities
841 985 5,175 11,576 14,400 32,977
–

Loans and advances
32 34 73 407 509 1,056
Securities at amortised cost 2,104 2,444 3,943 24,298 17,798 50,587
Loans and advances to customers 50,293 19,788 48,261 176,047 299,581 593,970
Other assets 2 3,797 312 1,148 1,934 1,283 5,142 13,617
Total assets 223,636 44,775 75,973 230,625 351,649 7,232 933,891
1 Includes assets on demand.
2 Includes other financial

assets such as assets held for sale, current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, non-financial assets are included in that position where maturities are not applicable as property and equipment and investments in associates and joint ventures. Due to their nature non-financial assets consist mainly of assets expected to be recovered after more than 12 months.